Performance Management - Morgan Stanley U.S. Government Money Market Trust - Classes R and S - U.S. Government Money Market Trust	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s R Class shares from year-to-year and by showing the Fund’s average annual returns for the past one, five and 10 year periods and since inception. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-869-6397.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s R Class shares from year-to-year and by showing the Fund’s average annual returns for the past one, five and 10 year periods and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]	The year-to-date total return as of March 31, 2026 was 0.84%.

High Quarter	12/31/23	1.28%
Low Quarter	03/31/22	0.00%

Performance Table Heading	Average Annual Total Returns (for the calendar periods ended December 31, 2025)
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception*
R Class	4.00%	3.01%	1.92%	3.40%*
S Class	4.00%	3.02%	N/A	2.02%*
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Performance Table Closing [Text Block]	For the Fund’s most recent 7-day annualized yield, you may call toll-free 1-800-869-6397.
Money Market Seven Day Yield, Caption [Optional Text]	For the Fund’s most recent 7-day annualized yield, you may call toll-free 1-800-869-6397.
Money Market Seven Day Yield Phone	1-800-869-6397
Performance Availability Website Address [Text]	www.morganstanley.com/im
Performance Availability Phone [Text]	1-800-869-6397
R
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return as of March 31, 2026 was 0.84%.
Bar Chart, Year to Date Return	0.84%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022

[1]
*	R Class commenced operations on February 17, 1982 and S Class commenced operations on June 28, 2016.